As filed with the Securities and Exchange Commission on March 2, 2011.

                                                     SEC File Number 811-05631
                                                                     033-23452
                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC   20549

                                     FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            Post-Effective Amendment No. 34

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                     OF 1940

                                  Amendment No. 35

                           FIRST PACIFIC MUTUAL FUND, INC.
                           -------------------------------
                  (Exact name of Registrant as Specified in Charter)

                 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
                        (Address of Principal Executive Office)

         Registrant's telephone number, including area code:  (808) 988-8088


               Terrence Lee, President; First Pacific Mutual Fund, Inc.;
                 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
                 ----------------------------------------------------
                         (Name and Address of Agent for Service)


                 Please send copies of all communications to:
                 Audrey C. Talley, Esquire
                 Drinker Biddle & Reath, LLP
                 One Logan Square, Suite #2000
                 Philadelphia, PA   19103-6996

                    Approximate Date of Proposed Public Offering:
                It is proposed that this filing will become effective
                              (check appropriate box)

_____  immediately upon filing pursuant to paragraph (b)
_____  on _______________ pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  on ___________ pursuant to paragraph (a)(1)
_x___	 75 days after filing pursuant to paragraph (a)(2)
_____  on_________ pursuant to paragraph (a)(2) of Rule 485
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


PART A:			INFORMATION REQUIRED IN A PROSPECTUS
                        ------------------------------------


                   Preliminary Prospectus dated March 2, 2011
                               Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                               [FUND LOGO OMITTED]


                        FIRST PACIFIC LOW VOLATILITY FUND
                                  INVESTOR CLASS

                         TICKER:  ______________________



                            _____________________, 2011
                                    PROSPECTUS



                         FIRST PACIFIC MUTUAL FUND, INC.



                                 (808) 988-8088






These securities have not been approved or disapproved by the Securities and Exchange Commission ("Commission") nor has the Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

















FIRST PACIFIC MUTUAL FUND, INC.                         PROSPECTUS DATED
2756 WOODLAWN DRIVE, #6-201                         [____________], 2011
HONOLULU, HAWAII  96822-1856







                                 TABLE OF CONTENTS

SUMMARY SECTION..............................................................1
ADDITIONAL INFORMATION ABOUT INVESTMENTS.....................................5
ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER..........................7
FUND PRICING.................................................................8
ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES............8
DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES...........................10
DISTRIBUTION ARRANGEMENTS...................................................12
FINANCIAL HIGHLIGHTS........................................................12






                                   SUMMARY SECTION

INVESTMENT OBJECTIVE
--------------------
The investment objective of the First Pacific Low Volatility Fund (the "Fund") of First Pacific Mutual Fund, Inc. ("Company") is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

FEES AND EXPENSES OF THE FUND
-----------------------------
This table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)		NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

      Management Fees                            1.00%
      Distribution (12b-1) Fees                  0.15%
      Other Expenses*                            0.95%
      Acquired Fund Fees and Expenses*           0.03%
                                                 -----
      Total Annual Fund Operating Expenses       2.13%
                                                 =====

*"Acquired Fund Fees and Expenses" and "Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 YEAR         3 YEARS
                          $216           $667

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------
  [Bullet] Normally investing primarily in common stocks of U.S. companies. [Bullet] Under normal circumstances, the Fund anticipates it will allocate a portion of its total assets to equity-based structured notes. [Bullet] Investing in domestic and foreign exchange-traded funds.
  [Bullet] Investing in either "growth" stocks or "value" stocks or both. [Bullet] Investing in shares of real estate investment trusts (REITs). [Bullet] Investing in fixed income securities, short-term debt instruments and/or cash equivalents.
  [Bullet] Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions to select investments.

PRINCIPAL RISKS
---------------
Stock Market Volatility Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Allocation Risk - The Fund could lose money as a result of less than optimal decisions as to how its assets are allocated or reallocated.

Structured Notes Risk - Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security. The price of structured notes may be volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.

In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Exchange-Traded Fund Risk - An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Interest Rate Change Risk - Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure Risk - Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes Risk - Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Large Capitalization Securities Risk - The Fund and certain of the underlying funds are subject to the risk that large capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Market Risk - There is no guarantee that the Fund's investment objective will be met. The Fund's yield, share price and investment return can fluctuate so you may receive more or less than your original investment upon redemption. Loss of money is a risk of investing in the Fund.

Small and Mid-sized Capitalization Securities Risk- The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid.

Fixed Income Risk- An underlying fund's investment in fixed income securities will change in value in response to interest rate changes and other factors, such as the perception of the issuer's creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the Fund to decrease. In addition, an underlying fund's investment in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

Fund of Funds Risk - By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.

Investment in Investment Companies Risk - Investing in other investment companies, including ETFs, subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

REIT Risk- The value of equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses.

Non-Diversification Risk - The Fund is non-diversified and its assets may be invested in fewer issuers than a diversified fund. If the value of portfolio securities changes, the Fund's net asset value may increase or decrease more rapidly than a diversified fund.

PERFORMANCE
-----------
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

MANAGEMENT
----------
Investment Manager - Lee Financial Group Inc.
Portfolio Managers - Terrence K.H. Lee, CEO and President of Lee Financial Group Inc. and portfolio manager of the Fund since inception; Cory M. Nakamura, CFA, Wealth Manager of Lee Financial Group Inc. and portfolio manager of the Fund since inception; Brian K. Ishihara, Senior Wealth Manager of Lee Financial Group Inc. and portfolio manager of the Fund since inception.

PURCHASE AND SALE OF FUND SHARES
--------------------------------
You may purchase and redeem shares of the Fund on any day the New York Stock Exchange is open for business. Fund shares are sold directly from the Fund or through certain financial advisors and brokers. The minimum initial purchase is $2,500 and the minimum subsequent investment is $100. These requirements may be waived by the Fund under certain circumstances. Purchase minimums will also be waived for 401k accounts. New account applications, additional investment and redemption requests can be mailed to: Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Telephone redemptions are accepted at (808) 988-8088 or (800) 354-9654.

TAX INFORMATION
---------------
The Fund's distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
-------------------------------------------------------------
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and its related companies may pay the intermediary for the sale of Fund shares and certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.






                   ADDITIONAL INFORMATION ABOUT INVESTMENTS

Investment Objective and Principal Strategy
	The investment objective of the Fund may be changed by the Corporation's Board of Directors without shareholder approval. Shareholders will be given notice before any such change is made.

Strategy Implementation:
------------------------
   The Fund's Investment Manager will allocate the Fund's investments among equities, structured notes, fixed income securities and cash and cash equivalents. The Investment Manager may allocate to the various asset classes either through the purchase of open-end investment companies and ETFs (collectively, "Underlying Funds") or through direct investment in the various securities.

   The Investment Manager considers a number of factors when making these allocations, including fundamental and business environment analysis to assess the relative risk and reward potential throughout the financial markets. As a result, the percentages allocated to equities, structured notes, fixed income securities and cash and cash equivalents will vary. However, the Investment Manager expects that, under normal circumstances, approximately 40%-85% of the Fund's assets will be allocated to equity related securities, primarily focusing on U.S. common stock with a market capitalization of $2 billion or greater. Common stocks are selected through identifying target sector allocations, and screening sector companies based on a proprietary scoring model. The model includes valuation factors, risk factors, and growth metrics. The Investment Manager may also allocate equity allocation to small and mid-sized companies, international markets, and REITs. In addition, the Fund's portfolio may invest without limitation in foreign securities, including securities issued in emerging market countries, either directly, through ETFs, or by purchasing American Depositary Receipts ("ADRs"). The Fund's portfolio may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. Structured note securities of any maturity and credit quality are expected to comprise, under normal circumstances, approximately 15%- 60% of the Fund's portfolio. The Investment Manager seeks to invest in structured note issuers with at least an investment grade credit rating at the time of security purchase.

   The Investment Manager may liquidate positions in order to change the Fund's asset allocation or to generate cash to invest in more attractive opportunities, which may result in a larger portion of any net gains being realized as short-term capital gains. In addition, a negative change in the fundamental or qualitative characteristics of the structured note issuer may cause the Investment Manager to sell a security. Finally, the Investment Manager may sell a security when its price approaches, meets or exceeds the Investment Manager's target price.

Types of Securities
-------------------
Equity securities represent an ownership right, or the right to acquire an ownership right, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants. Common stock represents an ownership interest in a company, and ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy.

Structured Notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or "structured" by the purchaser or the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a securities index, commodity, or currency) or a basket of securities. The value of the securities will generally rise or fall in response to the changes in the performance of the underlying security or index.

ETFs are typically open-end funds or unit investment trusts listed on a stock exchange. The Fund might invest in ETFs as a way of gaining exposure to securities represented by the ETF's portfolio at times when the Fund may not be able to buy those securities directly. As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

REITs are pools of investor funds for investment primarily in income-producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs, or hybrid REITs. REITs are generally not taxed on distributed income if substantially all of its taxable income (other than net capital gains) is distributed to shareholders each year.

Investment in Other Investment Companies. The Fund can invest in the securities of other investment companies, which include open-end funds, closed-end funds, and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940, as amended.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that the Investment Manager believes have debt-like characteristics, including hybrids and synthetic securities.

Principal Risks
	The following information provides more detail on the principal risks of investing in the Fund discussed in the Summary Section:

Stock Market Volatility - The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations can be dramatic over the short as well as long term, and different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Debt Securities - The Fund may invest in debt securities, including securities issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or foreign and domestic corporate bonds, notes and debentures. The Fund may select debt securities for their income possibilities or to help cushion fluctuations in the value of its portfolio. Debt securities may be subject to the following risks:

	  [Bullet] Interest Rate Risk. The values of debt securities usually change when prevailing interest rates change. When interest rates rise, the value of outstanding debt securities generally fall, and those securities may sell at a discount from their face amount. When interest rates fall, the values of already-issued debt securities generally rise. However, when interest rates fall, the Fund's investments in new securities may be at lower yields and may reduce the Fund's income. The values of longer-term debt securities usually change more than the values of shorter-term debt securities when interest rates change.

	  [Bullet] Prepayment Risk. Certain fixed income securities are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, borrowers will prepay the loans that underlie these securities more quickly than expected, causing the issuer of the security to repay the principal prior to the security's expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.
Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security's price volatility. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and prepayment assumptions about those investments.

	  [Bullet] Extension Risk. If interest rates rise rapidly, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result.
Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

	  [Bullet] Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. Securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have relatively little credit risk, and other U.S. government securities generally have lower credit risks, while securities issued by private issuers or certain foreign governments generally have greater credit risks. If an issuer fails to pay interest, the Fund's income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and the Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

	Additional information about the Fund's investments and risks can be found in the Statement of Additional Information ("SAI").

Portfolio Holdings
	A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI and on the Fund's website, www.leehawaii.com.

Other Investment Practices

   The Fund, from time to time, may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in investment-grade debt instruments and cash or cash equivalents. When the Fund's assets are invested in such instruments, the Fund may not be able to achieve its investment objective.

   Under normal market conditions, the Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Investment Manager believes that market conditions, creditworthiness factors or general economic conditions warrant such action. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses, affect the Fund's performance. The Fund's portfolio turnover rate is not expected to exceed 100%.

              ADDITIONAL INFORMATION ABOUT THE INVESTMENT MANAGER

	The Investment Manager for the Fund is Lee Financial Group Inc. ("Lee Financial"), 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Lee Financial was founded in 1988 and as of December 31, 2010 had approximately $354 million in assets under management. Lee Financial also had approximately $44 million in assets related to risk and liability administered accounts. Lee Financial is responsible for: investing the assets of the Fund, providing investment research, administering the Fund's daily business affairs, continuous review and analysis of state and local economic conditions and trends, and evaluating the portfolio and overseeing its performance. As compensation for the services provided by Lee Financial, the Fund will pay Lee Financial one percent (1.00%) of its average daily net assets. A discussion regarding the Board of Directors' basis for approving the investment management contract of the Fund will be included in the Fund's March 31, 2011 Semi-Annual Report to shareholders.

   Portfolio Managers: Terrence K.H. Lee, lead member, portfolio manager of the Fund since inception. He is CEO and President of Lee Financial Group, which he founded in 1988, and serves as the Chief Investment Officer for the Investment Committee. Brian K. Ishihara, portfolio manager of the Fund since inception. He has been employed by Lee Financial Group since December 2004, serves on the Investment Committee of Lee Financial Group and is a Senior
Wealth Manager for private clients. Cory M. Nakamura, portfolio manager of the Fund since inception. He has been employed by Lee Financial since January
2003. He is a Chartered Financial Analyst Charter Holder and a Certified Financial Planner Professional, is the Investment Committee Chair for Lee Financial Group and is a Wealth Manager for private clients. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares in the Fund.

                                  FUND PRICING

	The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities and dividing the result by the number of shares outstanding. The net asset value is computed once daily as of the close of regular trading on the New York Stock Exchange (generally 4:00 pm EST). Fund shares will not be priced on the days on which the New York Stock Exchange is closed.

	The Fund's shares are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data from securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors of the Company. When events occur which may affect the accuracy of available quotations for the Fund's investments, the Fund may use fair value pricing procedures approved by the Board. The price determined by the Fund in such circumstances may differ from values assigned to securities elsewhere in the marketplace.

        ADDITIONAL INFORMATION ABOUT PURCHASING AND REDEEMING FUND SHARES

Purchasing Fund Shares
	Shares are distributed through Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822 or from members of the Financial Industry Regulatory Authority who have dealer agreements with Lee Financial Securities, Inc. If an order is placed with a broker-dealer, the broker-dealer is responsible for promptly transmitting the order to the Fund.

	In order to establish a new account, a completed application should accompany an investment in the Fund. Purchases can be made by submitting a personal check or wiring funds. Checks must be made payable to the "First Pacific Low Volatility Fund". New account applications and additional investments can be mailed to: Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. Please note that Fund purchases cannot be made by cashier's check, official check, traveler's check or any other cash instrument.

	Lee Financial Recordkeeping, Inc. performs bookkeeping, data processing and administrative services related to the maintenance of shareholder accounts.

	The Fund is offered for investment on a no-load basis. The minimum initial investment to open an account is $2,500.00. The minimum subsequent investment is $100.00. This requirement may be waived under certain circumstances. There are no investment requirements for 401k accounts. Broker-dealers and other financial intermediaries may impose their own minimum and subsequent investment requirements. Please refer to "Service Agents" below for additional information. For subsequent investments, shareholders should include their Fund account number on the check.

	From time to time, the Investment Manager and its affiliates pay, from their own resources, a fee to financial institutions that generate purchase orders. These fees are described in the SAI.

	Purchases received by the close of the New York Stock Exchange (generally 4:00 pm EST) are confirmed at that day's net asset value. Purchases received after the close of the New York Stock Exchange are confirmed at the net asset value determined on the next business day. Should an order to purchase shares be canceled because an investor's check does not clear, the investor will be responsible for any resulting losses or fees incurred in that transaction. Lee Financial Securities, Inc. reserves the right to accept or reject any purchase.

Customer Identification Program
	Federal law requires the Company to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Company. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted.
After acceptance, to the extent permitted by applicable law or its customer identification program, the Company reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in the Fund or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Company and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

Service Agents
	Shares of the Fund may be purchased by customers of service agents such as broker-dealers or other financial intermediaries which have established a shareholder servicing relationship with their customers ("Service Agents"). Service Agents will be allowed to place telephone purchase and redemption orders. Service Agents may impose additional or different conditions on purchases and redemptions of Fund shares and may charge transaction or other account fees. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

	The Fund relies upon the integrity of the Service Agents to ensure that orders are timely and properly submitted. The Fund cannot assure you that Service Agents properly submitted to it all purchase and redemption orders received from the Service Agent's customers before the time for determination of the Fund's net asset value in order to obtain that day's price.

Redeeming Fund Shares
	Telephone redemption privileges are automatically established on accounts unless written notification is submitted stating that this privilege is not requested. Telephone redemptions are not allowed if stock certificates are held for shares being redeemed. The Fund no longer issues shares in certificated form. Redemptions will be processed but proceeds may be delayed until checks received for the purchase of shares have cleared, which may take up to 15 days from the purchase date.

	The redemption price of shares is based on the next calculation of the net asset value after the order is received by the transfer agent or Service Agent, as applicable. There are no sales charges or fees for redeeming shares. Redemptions may be suspended when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or when the Securities and Exchange Commission deems an emergency exists and permits such suspension or postponement.

	The proceeds of the redemption are made payable to the registered shareholder and mailed to the address of record within five business days.

	If the amount being redeemed exceeds $50,000.00, a written redemption request must be submitted. Signatures must be medallion signature guaranteed. This requirement may be waived under certain circumstances.

	If your account falls below $500.00, you may be asked to increase your balance. If it is still below $500.00 after 60 days, the Company may close your account and send you the proceeds. Shares will not be redeemed if an account is worth less than $500.00 due to a market decline.

Telephone Redemptions (808) 988-8088
	To protect accounts from unauthorized telephone redemptions, procedures have been established to confirm that instructions communicated by telephone are genuine. When a telephone redemption is received, the caller must provide:

	Account Number
	Name and address exactly as registered on that account
	Dollar or share amount to be redeemed
	Last 4 digits of the social security number or tax identification as registered on that account.

	If these procedures are followed, the Company, the Fund and Lee Financial Securities, Inc. will not be responsible for the authenticity of instructions received by telephone or any loss, liability cost or expense.

Written Redemption Requests
	If telephone redemption privileges are not established, a written redemption request should be sent to Lee Financial Securities, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822. The request must include: registration of account, account number, the dollar or share amount to be redeemed and a signature (signed exactly as the account is registered).

Frequent Purchases and Redemptions of Fund Shares
	The Board of Directors ("Board") of the Company has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. Short-term trading creates certain transaction costs that are borne by all shareholders and disrupts the orderly management of the Fund's portfolio investments. In order to deter such trading activity, the Board has determined to limit shareholders in the Fund to six purchase and redemption transactions, within a one-year period, other than transactions associated with transactions in omnibus accounts. In order to implement this policy, the Fund is directed to monitor trading activity in the Fund and follow the policies and procedures which are available in the Fund's SAI. The Board recognizes that these procedures may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

              DISTRIBUTIONS, CAPITAL GAINS AND TAX CONSEQUENCES

	As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund intends to pay income dividends at least annually from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value (NAV) unless you elect to receive them in cash.

	The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund will generally be taxable to you as long-term capital gain. This is true no matter how long you own your shares.

	Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates for long-term capital gain and qualified dividends are currently scheduled to sunset after 2012.

	Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

	A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

	The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

	You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse result is known as "buying into a dividend."

	You will recognize taxable gain or loss on a sale or redemption of your shares, based on the difference between your cost basis in the shares and the amount you receive for them. (To aid in computing your cost basis, you should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

	The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

	The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to backup withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to backup withholding when required to do so or that he or she is an "exempt recipient." The current backup withholding rate is 28%.

	Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Fund beginning before January 1, 2012, dividends attributable to the Fund's interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund. Generally, to obtain the benefit of any such exemptions, or the benefit of a reduction of withholding taxes as a result of a tax treaty, the shareholder must furnish the Fund with a properly completed Form W-8BEN.

	In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

	All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

	Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.

	The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

	Additional information about taxes is provided in the SAI.

                            DISTRIBUTION ARRANGEMENTS

	The Fund has adopted a distribution plan under Rule 12b-1 which allows the Fund to pay up to 0.25% per year of its average daily net assets for the sale and distribution of its shares. The Fund also pays fees for services provided to shareholders.

	These fees are paid out of the Fund's assets on an on-going basis. Over time these fees will increase the cost of an investment in the Fund and may cost more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

	There are no financial highlights for the Fund because it commenced operations on or after the date of this Prospectus.

_______________________________________________________________________

	The SAI dated [_____________________ ], 2011 includes additional information about the Fund and is incorporated by reference into (legally part of) this prospectus. Additional information about the Fund's investments will be available in the Fund's Annual and Semi-Annual Reports to shareholders when they are prepared. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

	To request the SAI, the Annual or Semi-Annual Report, or other information, or if you have other inquiries, call (808) 988-8088 (collect) or
(800) 354-9654 inter-island or visit the Fund's website at www.leehawaii.com. The Company provides the information at no charge to shareholders.

	Information about the Company (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Call the Commission at (202) 942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Company are available on the EDGAR Database on the Commission's Internet site at www.sec.gov and upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.
                                                   SEC File number:  811-05631


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
         -------------------------------------------------------------

         Preliminary Statement of Additional Information dated March 2, 2011
                              Subject to Completion

    The information in the statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                           FIRST PACIFIC MUTUAL FUND, INC.
                          FIRST PACIFIC LOW VOLATILITY FUND
                         Investor Class - Ticker:  __________

                         STATEMENT OF ADDITIONAL INFORMATION
                          dated _____________________, 2011

	First Pacific Mutual Fund, Inc. ("Corporation") is a series investment company organized as a Maryland corporation. In this Statement of Additional Information ("SAI") all references to any series of the Corporation will be called the "Fund" unless expressly noted otherwise. First Pacific Low Volatility Fund ("Fund"), is a non-diversified, open-end management investment company whose investment goal is to achieve long-term capital appreciation and preservation of capital while lowering volatility. The Fund offers one class of shares: Investor Class. The Fund is managed by Lee Financial Group Inc. (the "Investment Manager").

	This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus. A copy of the Prospectus dated ____________________, 2011 may be obtained without charge by calling (808) 988-8088 (collect) or
(800) 354-9654 inter-island or visiting the Fund's website at www.leehawaii.com.

	The Prospectus and this SAI omit certain information contained in the registration statement filed with the Securities and Exchange Commission ("Commission" or "SEC"). This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the SEC's office at no charge.


                                 TABLE OF CONTENTS

Fund History................................................................2
Investment Strategies and Risks.............................................2
Description of Securities Ratings..........................................19
Tax Information............................................................28
Management of the Fund.....................................................29
Investment Management Agreement............................................33
Portfolio Managers.........................................................35
Custodian..................................................................36
Fund Accounting............................................................36
Independent Registered Public Accounting Firm..............................37
Portfolio Transactions.....................................................37
Purchasing and Redeeming Fund Shares.......................................38
The Distributor............................................................39
Transfer Agent.............................................................40

                                   FUND HISTORY

	The Corporation was incorporated in Maryland on July 8, 1988 and has a present authorized capitalization of 100,000,000 shares of $.01 par value common stock, of which, 20,000,000 shares have been allocated to the Fund. The Corporation is an open-end, management investment company and the Fund is not diversified. All shares have like rights and privileges. Each full and fractional share, when issued and outstanding, has (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to assets of the Fund. Shares when issued are fully paid and nonassessable. The Corporation also offers the Hawaii Municipal Fund, which is not described in this document. The Corporation may create other series or classes of stock but will not issue any senior securities.

	By Charter Amendment approved by a majority of the Corporation's shareholders on December 18, 2007, the Corporation's Board of Directors may in its discretion, without the vote or consent of the Fund's shareholders, cause the Corporation to redeem at net asset value all or any proportion of the outstanding shares of the Fund or any other series or class of the Corporation established in the future. Such redemption could be made for any purpose, including, without limitation, a reorganization or liquidation of one or more series or classes of shares. If such a redemption or liquidation occurs, the shareholders of the Fund or any class thereof would be entitled to receive the net assets belonging to that Fund, or in the case of a class, belonging to that Fund and allocable to that class. The Corporation will distribute its net assets to its shareholders in proportion to the number of shares of that Fund or class thereof held by them and recorded on the books of the Corporation. Shareholders do not have pre-emptive or conversion rights. These shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Directors. The Corporation is not required to hold a meeting of shareholders each year. The Corporation intends to hold annual meetings when it is required to do so by the Maryland General Corporate Law or the Investment Company Act of 1940, as amended ("1940 Act"). Shareholders have the right to call a meeting to consider the removal of one or more of the Directors and will be assisted in shareholder communication in such matter.

	The Fund may use "First Pacific" in its name so long as Lee Financial Group Inc. or an affiliate thereof, acts as its investment manager.

                       INVESTMENT STRATEGIES AND RISKS

	The investment objective is to achieve long-term capital appreciation and preservation of capital while lowering volatility.

	All principal investment strategies and risks are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus. These same investments and techniques may be used by the underlying funds ("Underlying Funds") in which the Fund invests. Those investments and techniques that may be utilized only by the Underlying Funds are identified. Additional non-principal strategies and risks also are discussed here.

Asset Allocation

	In making asset allocation decisions, the Investment Manager will evaluate projections of risk, market conditions, economic conditions, and volatility. The Investment Manager's management will use database systems and third-party research to help analyze past situations and trends, and investment committee members to determine asset allocation and to select individual securities.

Cash Management

	The Fund can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

Certificates of Deposit

	Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Closed-End Investment Companies

	The Fund invests in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

	The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Investment Manager, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

	The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

   The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

   Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

   The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

   Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period.
Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Corporate Debt

   Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Investment Manager considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's or Baa or higher by Moody's Investors Service, or if unrated, determined by the Investment Manager to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories. The Fund may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Investment Manager may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

Depositary Receipts

   Sponsored and unsponsored American Depositary Receipts ("ADRs") are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

   Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility,
(iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

   Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

   Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund or an Underlying
Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

   Equity securities consist of common stock, convertible preferred stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

   Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Investment Manager. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange-Traded Funds

   The Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS,SM Nasdaq-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50,
Fortune 50 and streetTRACKS. Additionally, the Fund may invest in new exchange-traded shares as they become available.

   SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index"). SPDRs trade on the American Stock Exchange ("AMEX") under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the AMEX under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the AMEX under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the AMEX under the symbol QQQQ. The iShares are managed by Barclays Global Investors, N.A. ("Barclays"). They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Barclays Capital U.S. Aggregate Bond Index and the Barclays 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country. Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index. Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Barclays' bond index. ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described below. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see "Investment Company Securities" below.

   When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.

   The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Investment Manager believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

   There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund will be subject to the risks associated with that sector.

Exchange-Traded Notes

   The Fund may invest in exchange-traded notes ("ETNs"), which are a type of unsecured, unsubordinated debt security. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., NYSE) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day's index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. The value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying index remaining unchanged.

Foreign Currency Exchange Transactions

   The Fund may, directly or through investments in Underlying Funds, engage in foreign currency exchange transactions. The Fund or the Underlying Funds enter into these transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of the spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

   A forward foreign currency exchange contract is an obligation by the Fund or an Underlying Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's or an Underlying Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   The Fund or an Underlying Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Fund or an Underlying Fund also may enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Fund or an Underlying Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency.

   Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund or an Underlying Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Foreign Securities

   The Fund may invest in foreign securities, either directly or by purchasing ADRs. The Fund may also invest in Underlying Funds and other investment companies that hold foreign securities or ADRs. Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund and Underlying Funds may invest in futures contracts only to the extent the Fund could invest in the underlying instrument directly.

   The Fund may engage in futures transactions for hedging purposes only. This means that the Fund's primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

   If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund's interest rate futures contract will increase, thereby keeping the net asset value of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

   Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

   Risk of Loss. Although the Fund may believe that the use of such contracts will benefit the Fund, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts if the Investment Manager's investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.

   The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

   Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests, for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

   Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Margin Requirements

   The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

     [Bullet] Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded; and
     [Bullet]  Are similar to good faith deposits or performance bonds.

   Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Fund's custodian.

SEC Segregation Requirements

   In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

   Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

Regulation as a Commodity Pool Operator

   The Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

High Yield Securities

   The Fund and the Underlying Funds may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by Standard & Poor's and Ba1 or lower by Moody's Investors Service). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

   Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments. An Underlying Fund also may incur additional expenses in seeking recovery from the issuer.

   Sensitivity to Interest Rate and Economic Changes. The income and market value of lower rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

   Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

   Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower rated securities at times. As a result, an Underlying Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer's financial condition is deteriorating.

   Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security.

   New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on an Underlying Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

   Straight fixed income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

   Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

   Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

   Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.

   Private Placement bonds are sold without registration under the Securities Act of 1933, as amended (the "Securities Act"), usually to a relatively small number of institutional investors.

   Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

   Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

   Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

   Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. An Underlying Fund may hold such common stock and other securities even if they do not invest in such securities.

Illiquid and Restricted Securities

   The Fund may invest up to 15% of its net assets in illiquid securities, including limited partnerships. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

   Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority ("FINRA").

   Under guidelines adopted by the Fund's Board, the Investment Manager may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by
Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Investment Manager will consider, as it deems appropriate under the circumstances and among other factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security; (4) dealer undertakings to make a market in the security; (5) the trading markets for the security; and (6) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

   Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Investment Manager to determine if the security is no longer liquid as the result of changed conditions. In the event the value of the Fund's aggregate holdings of illiquid securities exceeds its permissible percentage of illiquid investments, the Investment Manager will take steps necessary within a reasonable period of time to reduce the value of such illiquid securities to permissible levels.

Indexed Securities

   The Fund may purchase indexed securities consistent with its investment objective. Indexed securities are instruments whose value varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

   The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

   The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

   The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund's investment objective. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

   Under Section 12(d)(1) of the 1940 Act, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual fund), but may not own more than 3% of the outstanding voting stock of any one investment company (the "3% Limitation") or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if
(i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell, any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 11/2 percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding
1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Investment Manager acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

   In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

Options

   The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Investment Manager's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

   The Fund may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund's net asset value per share and to generate additional revenues.

   A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller's obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. Call options on securities which the Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Fund's custodian consisting of liquid debt obligations equal to the market value of the option, marked to market daily. When the Fund writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller. If such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

   When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. To cover a put option, the Fund deposits U. S. government securities (or other high-grade debt obligations) in a segregated account at its custodian. The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. The Fund maintains the segregated account so long as it is obligated as the seller. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund. The Fund's gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. The Fund's potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund's ability to detect the movement in the security's price and to execute a closing transaction at the appropriate time.

   The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Fund's objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.

   The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, the Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.

Preferred Stock

   Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Investment Manager may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Real Estate Investment Trusts ("REITs")

   The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the
Fund.

   Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Internal Revenue Code and failing to maintain their exemption from registration under the 1940 Act.

   REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

   Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

       [Bullet]  limited financial resources;
       [Bullet] infrequent or limited trading; and [Bullet] more abrupt or erratic price movements than larger company securities.
       [Bullet] In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Rights

   Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Investment Manager believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Investment Manager might miscalculate their value resulting in a loss to the Fund. Another risk is the underlying common stock may not reach the Investment Manager's anticipated price within the life of the right.

Sovereign Obligations (Underlying Funds Only)

   The Fund may invest in an Underlying Fund that invests in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

   A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Structured Notes

   Structured notes are debt securities which contain an embedded derivative component that may be linked to a particular equity security, a basket of equity securities, or an index. Structured notes generally entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. Rather than paying a straight fixed or floating coupon, the interest payments fluctuate based on the value of the linked item, as well as the underlying debt obligation.

   Structured notes are subject to a number of fixed income risks including income risk, credit risk, and market risk. In addition, as a result of the imbedded derivative feature, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index) or prices of the underlying securities will rise or fall. The Fund's right to receive principal or interest payments on a structured product may vary in timing or amount, depending on changes in the reference factor and, at times, the price fluctuations may be very significant. In addition, changes in the reference instrument or the underlying security may cause the interest rate on a structured note to be reduced to zero, at which point further adverse changes may lead to a reduction in the principal amount payable on maturity. Even with respect to structured notes that purport to provide a "buffer", the principal typically is protected only to the extent that the value of the reference factor does not fall below a set limit. Structured notes may also be less liquid than other types of securities, and may be more volatile than the reference factor or security underlying the note.

When-Issued, Forward Commitments and Delayed Settlements

   The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Fund's custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

   The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objective. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Manager to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

   The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

   The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Temporary Defensive Policies

   The Fund reserves the right to invest without limitation in investment-grade debt instruments and cash or cash equivalents for temporary, defensive purposes. When the Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

Portfolio Turnover

   Under normal market conditions, the Fund does not intend to purchase or sell securities for short-term trading purposes. The Fund may, however, sell any portfolio security (without regard to the length of time it has been held) when the Investment Manager believes that market conditions, creditworthiness factors or general economic conditions warrant such action. The Fund's portfolio turnover rate is not expected to exceed 100%.

FUND POLICIES

   Fundamental Investment Limitations. The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Directors without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental"). The Fundamental Investment Limitations which limit the investments of the Fund provide that the Fund may not:

     1. Borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that with respect to 50% of the Fund's total assets up to 25% may be invested in one issuer.

     3.  Invest 25% or more of its total assets in a single industry.

     4. Issue senior securities, except to the extent permitted by the 1940 Act, and the rules and regulations promulgated thereunder.

     5. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     6. Purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

     7. Purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

     8. Make loans, except to the extent obligations in which the Fund may invest in are considered to be loans.

     9. Purchase any illiquid assets, including any security which is restricted as to disposition under federal securities laws or by contract ("restricted securities" or which is not readily marketable), if as a result of such purchase more than 15% of the Fund's net assets would be so invested.

   The Fund may not change any of these investment restrictions without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or
(ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

   The investment objective of the Fund may be changed by the Corporation's Board of Directors without shareholder approval. Shareholders will be given notice before any such change is made.

   Frequent portfolio turnover is not anticipated. The Fund anticipates that the annual portfolio turnover rate of the Fund will be less than 100%. The Fund will not seek capital gain or appreciation but may sell securities held in its portfolio and, as a result, realize a capital gain or loss. Sales of portfolio securities will be made for the following purposes: in order to eliminate unsafe investments and investments not consistent with the preservation of the capital or tax status of the Fund; honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases; reinvest the earnings from portfolio securities in like securities; or defray normal administrative expenses.

   For the purposes of determining the percentage of the Fund's total assets invested in a single industry, a structured note will be classified separately based on the nature of its underlying security or reference instrument.

   Non-Fundamental. The following limitations have been adopted by the Fund and are Non-Fundamental (see "Fundamental Investment Limitations" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental Investment Limitation (1) above, and then not to exceed 33% of the Fund's assets. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.


                        DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings
-------------------------

   A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

   "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

   "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

   "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   "B" - An obligation is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category.

   "B-1" - A short-term obligation rated "B-1" is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

   "B-2" - A short-term obligation rated "B-2" is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

   "B-3" - A short-term obligation rated "B-3" is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

   "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

   "R" - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

   "SD" and "D" - an obligor rated "SD" (selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

   "NR" - An issuer designated "NR" is not rated.

   Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

   Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

   Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

   "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

   "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

   "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

   "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

   Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

   "F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

   "F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

   "F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

   "B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

   "C" - Securities possess high short-term default risk. Default is a real possibility.

   "RD" - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

   "D" - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

   The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

   "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing exceptionally high ability to repay current liabilities as they fall due. Entities rated in this category are unlikely to be affected by future events.

   "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality, and indicates an entity possessing very high ability to repay current liabilities as they fall due and, in most cases, ratings in this category differ from "R-1 (high)" credits by relatively modest degree. Entities rated in this category are unlikely to be significantly vulnerable to future events.

   "R-1 (low)" - Short-term debt rated "R-1 (low)" is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

   "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

   "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

   "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer's ability to meet such obligations.

   "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

   "R-4" - Short-term debt rated "R-4" is speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

   "R-5" - Short-term debt rated "R-5" is highly speculative credit quality. There is a high level of uncertainty as to the capacity of the entity to meet short-term financial obligations as they fall due.

   "D" - A security rated "D" implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings
------------------------

   The following summarizes the ratings used by Standard & Poor's for long-term issues:

   "AAA" - An obligor rated "AAA" has extremely strong capacity to meet its financial commitments. "AAA" is the highest issuer credit rating assigned by Standard & Poor's.

   "AA" - An obligor rated "AA" has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

   "A" - An obligor rated "A" has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

   "BBB" - An obligor rated "BBB" has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

   "BB," "B," "CCC" and "CC" - Obligors rated "BB," "B," "CCC" and "CC" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "CC" the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   "BB" - An obligor rated "BB" is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

   "B" - An obligor rated "B" is more vulnerable than the obligors rated
"BB", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

   "CCC" - An obligor rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

   "CC" - An obligor rated "CC" is currently highly vulnerable.

   Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

   "R" - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

   "SD" and "D" - An obligor rated "SD" (selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

   "NR" - An issuer designated "NR" is not rated.

   Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

   The following summarizes the ratings used by Moody's for long-term debt:

   "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

   "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

   "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

   "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

   "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

   "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

   "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

   "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

   "C" - Obligations rated "C" are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

   Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

   The following summarizes long-term ratings used by Fitch:

   "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

   "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

   "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

   "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

   "BB" - Securities considered to be speculative. "BB" ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

   "B" - Securities considered to be highly speculative. "B" ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

   "CCC," "CC" and "C" - A "CCC" rating indicates substantial credit risk, with default a real possibility. A "CC" rating indicates very high levels of credit risk. Default of some kind appears probable. "C" ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill.

   "RD" - indicates an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

   "D" - indicates an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

   Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

   "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

   In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

   Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "B".

   The following summarizes the ratings used by DBRS for long-term debt:

   "AAA" - Long-term debt rated "AAA" is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

   "AA" - Long-term debt rated "AA" is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from "AAA" only to a small degree. Unlikely to be ignificantly vulnerable to future events.

   "A" - Long-term debt rated "A" is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than "AA." May be vulnerable to future events, but qualifying negative factors are considered manageable.

   "BBB" - Long-term debt rated "BBB" is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

   "BB" - Long-term debt rated "BB" is defined to be speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

   "B" - Long-term debt rated "B" is highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

   "CCC", "CC" and "C" -Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations. There is little difference between these three categories, although "CC" and "C" ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the "CCC" to "B" range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the "C" category.

   "D" - A security rated "D" implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to "D" may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

   ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

Municipal Note Ratings
----------------------

   A Standard & Poor's U.S. municipal note rating reflects Standard & Poor's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor's analysis will review the following considerations:

       [Bullet] Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

       [Bullet] Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

   Note rating symbols are as follows:

   "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

   "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

   "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

   Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

   "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

   "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

   "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

   "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

   In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

   When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

   VMIG rating expirations are a function of each issue's specific structural or credit features.

   "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

   "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

   "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

   "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

   Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings
--------------------

A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody's credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                               TAX INFORMATION

   The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

   The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

   The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

   First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

   Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies),
(2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

   Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

   The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

   A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

   The Fund will generally be permitted to carry forward a net capital loss realized in any year to offset its own capital gains, if any, in subsequent years.

   The tax principles applicable to transactions in certain financial instruments, such as structured notes, futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

   In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

   Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                              MANAGEMENT OF THE FUND

   The Officers and Directors of the Corporation, their principal occupations for the last five years and their affiliation, if any, with the Investment Manager, or the Corporation's Distributor, are shown below. Interested persons of the Corporation as defined in the 1940 Act are indicated by an asterisk (*) in the table below. The Officers of the Corporation manage its day-to-day operations. The Corporation's Investment Manager and its Officers are subject to the supervision and control of the Directors under the laws of the state of Maryland.


                                                                    Number of
                                                                    Portfolios
              Position     Term of                                  in Fund
              &            Office and                               Complex
              Office With  Length of         Principal Occupation   Overseen
Name Age      the          Time              During the Past        by
and Address   Corporation  Served            Five Years             Director
--------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
-----------------------
Clayton W.H. Chow (58) Director Unlimited Term Since April 2010, Sales         2
896 Puuikena Dr.                   22 years    Consultant, Henry Schein
Honolulu, HI  96821                            Dental; prior to April 2010,
                                               Office Technology Specialist,
                                               Xerox Corporation and Account
                                               Executive, Roadway Express

Lynden M. Keala (56)   Director Unlimited Term Account Executive, Workflow     2
47-532 Hui Iwa St.                 21 years    One (formerly The Relizon
Kaneohe, HI 96744                              Company)

Stuart S. Marlowe (70) Director Unlimited Term Owner, Surfside Sales and       2
PO Box 630507                      22 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (66) Director Unlimited Term Executive Vice President & CEO, 2
2825 S. King Street, #2001         13 years    Building Industry Association
Honolulu, HI  96826                            of Hawaii
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (63)   Director Unlimited Term Commercial Real Estate,         2
220 S. King Street, #1800          13 years    Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
--------------------
*Terrence K.H. Lee(53) Director,Unlimited Term Director, President and         2
593 Moaniala Street    Chairman,   22 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    President               Lee Financial Securities, Inc.,
                       and CEO                 and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
--------
Nora B. Simpson (50)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (57)Assistant Treasurer     Director, Assistant Treasurer and
64-5251 Puu Nani Drive	                       Vice President, Lee Financial
PO Box 2834                                    Group Inc., Lee Financial
Kamuela, HI  96743                             Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (54)   Secretary               Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


There are no other Directorships held by any of the Directors.
Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as a Director, Officer and Shareholder of the Investment Manager, as a Director and Officer of the principal underwriter and transfer agent and has had a material and professional relationship with the Corporation for the last two completed calendar years.

   Each Director possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director for the Fund. Mr. Chow has substantial local business and management experience as an office technology specialist. Mr. Keala's experience as an account executive for two operating companies brings significant local business and sales experience to the Board. Mr. Marlowe has more than 30 years of business, leadership and entrepreneurial experience as founder and president of a business enterprise and currently as owner of a local sales and marketing firm. Ms. Nakamura has substantial business and management experience as a senior executive with operating companies and previous experience as a board member of another mutual fund. Mr. Scoggins has substantial business experience as a senior executive of a commercial real estate firm and has previous experience as a board member of another mutual fund. Mr. Lee brings over three decades of investment management and senior executive business experience as an investment adviser and as the founder, director, president and chief executive officer of the Fund's Investment Manager, transfer agent and distributor.

Audit Committee
---------------
   The Audit Committee of the Fund ("Committee") oversees the Fund's financial reporting process and internal controls and monitors the Fund's internal audit plans. With the assistance of the independent accountants of the Fund, the Committee ensures the adequacy of Fund reporting, internal controls and personnel, information systems, quality of the Fund's accounting principles, clarity of the Fund's financial disclosures and degree of aggressiveness or conservatism of accounting principles.

   The Committee provides assistance to the Fund's Directors in fulfilling their responsibilities to the Fund relating to fund accounting, reporting practices of the Fund, and the quality and integrity of the financial reports of the Fund. In so doing, it is the responsibility of the Committee to maintain a free and open means of communication among the Directors, the independent accountants and the Fund's officers.

   Each non-interested Director serves as a member of the Committee.

   The Audit Committee held two meetings during the fiscal year ended September 30, 2010.

Nominating Committee
--------------------
   The Nominating Committee's mission is to promote the effective participation of qualified individuals on the Board of Directors and Committees of the Board.

   Each non-interested Director serves as a member of the Nominating
Committee.

   The Nominating Committee held one meeting during the fiscal year ended September 30, 2010.

   The Nominating Committee will not consider nominees recommended by security holders.

   The Board is currently composed of six Directors, five of whom are "disinterested directors." The Board has appointed Mr. Lee, the Board's only interested Director, to serve as the Chairman of the Board. The Board has also engaged the Investment Manager to manage and administer the Fund. All parties engaged to render services to the Fund are subject to the oversight of the Board. The Chairman presides at meetings, oversees preparation of meeting agenda, serves as liaison to the third-party service providers and other Directors and officers and performs such acts and duties as may be permitted by the Fund's Articles of Incorporation, Bylaws, Fund policies and governing law. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board conducts regular quarterly meetings and special meetings, either in person or telephonic, to ensure the uninterrupted oversight and management of the Fund. The Board also relies on professionals, such as the independent registered public accountants and legal counsel, and the Fund's Chief Compliance Officer to assist the Directors in performing their oversight responsibility. The Board has established the committees described above and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight. The Board does not have a lead independent director; however, each of the Board's standing committees are comprised exclusively of the disinterested Directors of the Fund. The Board reviews its leadership structure during its periodic self-assessments and based on that review, has determined that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board, the frequent communications with professionals retained to serve the Fund, including the Investment Manager, legal counsel, financial and accounting professionals and compliance personnel, that enhance the Board's oversight.

   The Board performs its risk oversight function for the Fund through a combination of direct oversight by the Board as a whole and its committees and indirectly through the Investment Manager, Fund officers, compliance personnel and other service providers. The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Day-to-day risk management functions are within the responsibilities of the Investment Manager and the other service providers retained to carry out the Fund's investment management and business affairs. The Board provides risk oversight through: receiving and reviewing on a regular basis reports on a variety of matters, including matters related to risk assessments determined by the Investment Manager and other service providers; receiving, reviewing and approving compliance policies and procedures; periodic meetings with the portfolio manager to review investment policies, strategies and risks; meetings with key personnel from the principal service providers to review, discuss and provide guidance and direction with respect to the activities and operations of the Fund; and meeting regularly with the Chief Compliance Officer of the Fund to discuss compliance findings and issues. The Audit Committee also receives periodic reports from the Fund's independent registered public accounting firm and from the Fund's Treasurer on internal control, disclosure controls and procedures and financial reporting matters.

   The Board also relies on the Investment Manager, with respect to day-to-day operations and activities of the Fund, to create and maintain processes and controls to minimize risk and the likelihood of adverse effects on the Fund's business and reputation.

Set forth below is the dollar range of securities of the Fund or the Corporation beneficially owned by the Director as of December 31, 2010:

                                                Aggregate Dollar Range of
                                         Securities in all Registered Investment
                  Dollar Range of Securities  Companies overseen by Director in
Name of Director          In the Fund1          Family of Investment Companies
-------------------------------------------------------------------------------
Disinterested Directors
-----------------------
Clayton W.H. Chow             none                   $1 - $10,000
Lynden M. Keala               none                   $1 - $10,000
Stuart S. Marlowe             none                   $1 - $10,000
Karen T. Nakamura             none                   over $100,000
Kim F. Scoggins               none                   $1 - $10,000

Interested Directors
--------------------
Terrence K.H. Lee             none                   over $100,000

1.  The Fund was not offered as of December 31, 2010.

   The compensation of the Officers, other than the Corporation's Chief Compliance Officer, who are interested persons (as defined in the 1940 Act) of the Investment Manager is paid by the Investment Manager. The Corporation pays the compensation of all other Directors of the Corporation who are not interested persons of the Investment Manager for services or expenses incurred in connection with attending meetings of the Board of Directors and pays the compensation of the Chief Compliance Officer. The Directors and Officers as a group own less than 1% of the Fund's shares. Set forth below is the Directors and Chief Compliance Officer's compensation for the most recent fiscal year:

             Aggregate    Pension or
Name of      Compensation Retirement Benefits  Estimated       Total
Person,      From         Accrued As Part of   Annual Benefits Compensation
Position     Corporation  Corporation Expenses Upon Retirement From Corporation
-------------------------------------------------------------------------------
Disinterested Directors
-----------------------
Clayton W.H. Chow   $1,500.00       0            0              $1,500.00
Director

Lynden M. Keala     $1,500.00       0            0              $1,500.00
Director

Stuart S. Marlowe   $1,500.00       0            0              $1,500.00
Director

Karen T. Nakamura   $1,200.00       0            0              $1,200.00
Director

Kim F. Scoggins     $1,500.00       0            0              $1,500.00
Director

Chief Compliance Officer
------------------------
Nora B. Simpson     $65,814         0            0              $65,814

Interested Directors
--------------------
Terrence K.H. Lee   $0.00           0            0              $0.00
Director, Chairman, President and CEO

Code of Ethics
--------------
   The Corporation has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund. The Distributor and Investment Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act of 1940, as amended, that permits personnel to purchase and sell securities for their personal accounts, including securities that may be purchased or held by the Fund.

Proxy Voting Policies
---------------------
   The Proxy Voting Procedures ("Procedures") of the Corporation are attached as Exhibit A to this SAI. The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. Under normal circumstances, the Fund does not hold any voting securities in its investment portfolio. However, under limited circumstances, the Fund may hold money market mutual fund shares. The Procedures have been approved by the Board and may be amended only by the Board.

   The Board has delegated its voting responsibilities and duties with respect to proxy votes for portfolio securities to Lee Financial Group Inc., provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

   Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request, by contacting the Investment Manager at (800) 354-9654 or by visiting the Fund's website at www. leehawaii.com or the SEC's website at www.sec.gov.

Disclosure of Portfolio Holdings Policies
-----------------------------------------
   The Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings ("Procedures") of the Corporation are attached as Exhibit B to this SAI.

   The Fund's disclosure of portfolio holdings is currently limited to its primary service providers, including its independent auditors, custodian, administrator and legal counsel, in connection with the on-going operations of the Fund.

                       INVESTMENT MANAGEMENT AGREEMENT

   Subject to the authority of the Directors and under the laws of the State of Maryland, the Investment Manager and the Corporation's Officers will supervise and implement the Fund's investment activities. The Investment Manager implements the investment program of the Fund and the composition of its portfolio on a day-to-day basis.

   The Investment Management Agreement between the Investment Manager and the Corporation provides that the Investment Manager will provide portfolio management services to the Fund including the selection of securities for the Fund to purchase, hold or sell, supply investment research to the Fund and the selection of brokers through whom the Fund's portfolio transactions are executed. The Investment Manager is responsible for evaluating the portfolio and overseeing its performance.

   The Investment Manager also administers the business affairs of the Corporation, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation, other than as the Corporation's Chief Compliance Officer, if duly elected to such positions. The Investment Manager provides or pays the cost of certain management, supervisory and administrative services required in the normal operation of the Corporation. This includes investment management and supervision, remuneration of Directors, Officers, other than the Corporation's Chief Compliance Officer, and other personnel, rent, and such other items that arise in daily corporate administration. Daily corporate administration includes the coordination and monitoring of any third parties furnishing services to the Corporation, providing the necessary office space, equipment and personnel for Fund business and assisting in the maintenance of the Fund's federal registration statement and other documents required to comply with federal and state law. Not considered normal operating expenses, and therefore payable by the Corporation, are organizational expenses, custodian fees, shareholder services and transfer agency fees, taxes, interest, governmental charges and fees, including registration of the Fund and its shares with the SEC and the Securities Departments of the various States, brokerage costs, dues and all extraordinary costs and expenses including but not limited to legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Corporation, its Directors or Officers may be subject or a party thereto. As compensation for the services provided by the Investment Manager, the Fund pays the Investment Manager a fee at the annual rate of one percent (1.00%) of its average daily net assets.

   The Investment Management Agreement provides that the Investment Manager shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

   In the event the expenses of the Fund for any fiscal year exceed the limit set by applicable regulation of state securities commissions, if any, the compensation due to the Investment Manager hereunder will be reduced by the amount of such excess.

   The current Investment Management Agreement between the Fund and the Investment Manager was initially approved on January 19, 2011. The Investment Management Agreement continues in effect for a period of more than two years from the initial date of approval, so long as such continuance is specifically approved at least annually by the Directors or by a vote of the majority of the outstanding voting securities of the Fund, and, provided also that such continuance is approved by a vote of the majority of the Directors who are not parties to the Agreement or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. The Investment Management Agreement provides that either party may terminate by giving the other not more than sixty days', nor less than thirty days', written notice. The Investment Management Agreement will terminate automatically if assigned by either party.

   The Investment Manager's activities are subject to the review and supervision of the Corporation's Board of Directors, to whom the Investment Manager renders periodic reports of the Fund's investment activities.

   The Investment Manager also serves as administrator for the Corporation pursuant to an Administrative Agreement initially approved by the Directors on January 19, 2011. The Administrative Agreement is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation. Administrative services shall include the compliance matters of the Fund. Pursuant to the Administrative Agreement, the administrator will receive a fee calculated at an annual rate of up to 0.05 of one percent (0.05%) of the Fund's average daily net assets.

   As the administrator, the Investment Manager shall furnish the Fund administrative services. Administrative services shall include, but are not limited to, the following compliance matters of the Fund: filings with the SEC, FINRA, and state and other regulatory organizations (updating, amending and filing prospectus, annual and semi-annual reports, proxy material and blue sky requirements); establishing and maintaining written supervisory procedures and compliance manuals; researching and communicating changes in applicable rules and regulations; and preserving all books and records.

   Mr. Lee, Director, President and Chief Executive Officer of the Investment Manager, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Investment Manager, Ms. Lee, Director, Vice President and Secretary of the Investment Manager, Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Investment Manager and Mr. D'Avanzo, Vice President of the Investment Manager, are affiliated with both the Corporation and the Investment Manager. Mr. Lee owns the majority of the stock of, and controls, the Investment Manager. The stock of the Investment Manager, owned by Mr. Lee and by other stockholders who are not controlling persons, is subject to certain agreements providing for rights of first refusal as to such stock.

                              PORTFOLIO MANAGERS

   Terrence K.H. Lee, Cory M. Nakamura, and Brian K. Ishihara serve as the portfolio managers of the Fund.

   Other Accounts Managed: The following provides information regarding other accounts, other than the Fund, managed by the portfolio managers as of December 31, 2010.

                                            Number of
                                            Accounts         Total Assets
                                          Managed with        Managed With
              Number of                   Performance-        Performance-
Type of       Accounts    Total Assets       Based              Based
Accounts       Managed      Managed      Advisory Fees       Advisory Fees

Terrence K.H. Lee
-----------------
Registered Investment
Companies       None        $     0          None              $0

Other Pooled Investment
Vehicles        None        $     0          None              $0

Other Accounts  None        $     0          None              $0

Brian K. Ishihara
-----------------
Registered Investment
Companies       None        $     0          None              $0

Other Pooled Investment
Vehicles        None        $     0          None              $0

Other Accounts  437         $40,409,022      None              $0

Cory M. Nakamura
----------------
Registered Investment
Companies       None        $     0          None              $0

Other Pooled Investment
Vehicles        None        $     0          None              $0

Other Accounts  190         $18,350,832      None              $0


   Ownership of Securities: The portfolio managers did not beneficially own any shares of the Fund as of December 31, 2010.

   Compensation: The portfolio managers' compensation is a fixed salary that is based on core job responsibilities and business considerations. Their salary is not based on Fund or account performance. In addition, all employees meeting certain participant requirements, including the portfolio managers, are eligible to participate in the Investment Manager's 401k plan profit sharing plan, in which certain employer contributions are based on the overall financial condition of the Investment Manager.

   Conflicts of Interest: Mr. Lee, Mr. Nakamura and Mr. Ishihara are responsible for managing the Fund as well as other accounts. Mr. Lee, Mr. Nakamura and Mr. Ishihara may manage accounts which may have materially higher or lower fee arrangements than the Fund. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, it is possible that due to varying investment restrictions among accounts or other reasons, certain investments could be made for some accounts and not others, or conflicting investment positions could be taken among accounts.

   The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The firm seeks to provide best execution of all securities transactions and may aggregate and then allocate securities to client accounts. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Manager and the Fund have adopted policies limiting the circumstances under which cross-trades may be effected by the Investment Manager between the Fund and another client account. The Investment Manager conducts periodic reviews of trades for consistency with these policies.

                                  CUSTODIAN

   Union Bank, N.A., 350 California Street, 6th Floor, San Francisco, California 94104, is the global custodian for the Fund and has custody of all securities and cash pursuant to the terms of a custodian agreement with the Corporation. The custodian, among other things, attends to the collection of principal and income, and payment for the collection of proceeds of securities bought and sold by the Fund. The custodian fees are as follows:

       Annual Administration Fee:   1.5 basis point per annum*

       Itemized Fees:  Transaction Fee
                          Depository Eligible/Ineligible  $10/$20
                       Disbursements - Wires/Checks       $10
                       Out-of-Pocket Expenses             As incurred
                       Class Action Fee Service           6% of recovered fees
                       All other fees are included in the Annual Administration Fee

        Minimum Annual Aggregate Fee:  Initial Account $5,000
                                       Per additional Sub-account $1,000

                                 FUND ACCOUNTING

   Ultimus Fund Solutions, LLC., 225 Pictoria Drive, Suite #450, Cincinnati, Ohio 45246, provides fund accounting services for the Corporation. The monthly accounting fee schedule for the Fund is as follows:

   Calculated fee will be based upon prior month average net assets for the
Fund:
	Base fee per year of $36,000.00 ($3,000 per month) plus:
	First $500 million of average daily net assets, .010% (1 basis point)
	In excess of $500 million, .005% (1/2 basis point)
	The above base fee assumes one portfolio, with a single class of shares. Additionally, the portfolio is charged $250.00 per month for performance reporting.
	The base fee above will be reduced to $1,500 for the first month and $2,000 for the second and third months of the Fund's operations.

                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The independent registered public accounting firm for the Corporation is
_______________________________________________________________________.

                              PORTFOLIO TRANSACTIONS

   The Investment Manager will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the Investment Manager, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Investment Manager. Since statistical and other research information is only supplementary to the research efforts of the Investment Manager and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund or the Investment Manager may (subject always to best price and execution) take into consideration that certain firms provide market, statistical or other research information to the Fund. Securities may be acquired through firms that are affiliated with the Corporation, its Investment Manager, or its Distributor and other principal underwriters acting as agent, and not as principal. Transactions will only be placed with affiliated brokers if the price to be paid by the Fund is at least as good as the price the Fund would pay to acquire the security from other unaffiliated parties.

   If it is believed to be in the best interests of the Fund, the Investment Manager may place portfolio transactions with unaffiliated brokers or dealers who provide the types of service (other than sales) described above, even if it means the Fund will have to pay a higher commission (or, if the dealer's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's or dealer's furnishing of those services. This will be done, however, only if, in the opinion of the Investment Manager, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

   If purchases or sales of securities of the Fund and of one or more other clients advised by the Investment Manager are considered at or about the same time, transactions in such securities will be allocated among the several clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective size of the Fund and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions generally will be beneficial to the Fund.

   The Directors have adopted certain policies incorporating the standards of Rule 17e-1 under the 1940 Act issued by the SEC which requires that the commission paid to the Distributor and other affiliates of the Corporation must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Distributor to furnish reports to the Directors and to maintain records in connection with such reviews.

   The Investment Manager places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Investment Manager will seek the best execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Investment Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed above. Although the Fund may use broker-dealers that sell Fund shares to effect the Fund's portfolio transactions, the Investment Manager will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

   As permitted by Section 28(e) of the Securities Act of 1934, as amended ("1934 Act"), the Investment Manager may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Manager an amount of disclosed commission or spread for effecting a securities transaction for the Fund in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction.

   The securities in the portfolio may invest in fixed income securities, which are generally not subject to stated brokerage commissions, but are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

                      PURCHASING AND REDEEMING FUND SHARES

   Shares of the Fund may be purchased and redeemed by customers of broker-dealers or other financial intermediaries ("Service Agents") which have established a shareholder servicing relationship with their customers. These Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Service Agent, or authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by a Service Agent or authorized designee. Service Agents may impose additional or different conditions on purchases or redemptions of Fund shares and may charge transaction or other account fees. The Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees, which would not be imposed if shares of the Fund were purchased directly from the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the distributor.

   Service Agents may enter confirmed purchase and redemption orders on behalf of their customers. If shares of the Fund are purchased in this manner, the Service Agent must receive your investment order before the close of the New York Stock Exchange, and transmit it to the Fund's Transfer Agent prior to a designated time contracted with the Transfer Agent, but not later than 8:00 pm EST, to receive that day's share price. Proper payment for the order must be received by the Transfer Agent within three (3) business days following the trade date. Service Agents are responsible to their customers and the Fund for timely transmission of all subscription and redemption requests, investment information, documentation and money.

   The Investment Manager and its affiliates provide additional cash payments out of their own resources to financial intermediaries that sell shares of the Fund or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Fund. Cash compensation also may be paid to intermediaries for inclusion of the Fund on a sales list or in sales programs. These payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Fund to you.

   The issuance of shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. To avoid additional operating costs and for investor convenience, share certificates will not be issued.

   Under certain circumstances, an investor may purchase Fund shares by delivering to the Fund securities eligible for the Fund's portfolio. All in-kind purchases are subject to prior approval by the Investment Manager. Prior to sending securities to the Fund with a purchase order, investors must contact the Investment Manager at (808) 988-8088 for verbal approval on the in-kind purchase. Acceptance of such securities will be at the discretion of the Investment Manager based on its judgment as to whether, in each case, acceptance of the securities will allow the Fund to acquire the securities at no more than the cost of acquiring them through normal channels. Fund shares purchased in exchange for securities are issued at the net asset value next determined after receipt of securities and the purchase order. Securities accepted for in-kind purchases will be valued in the same manner as portfolio securities at the value next determined after receipt of the purchase order. Approval of the Investment Manager of in-kind purchases will not delay valuation of the securities accepted for in-kind purchases or Fund shares issued in exchange for such securities. The in-kind exchange, for tax purposes, constitutes the sale of one security and the purchase of another.
The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

   The minimum initial investment for Fund shares is $2,500.00 and the minimum subsequent purchase amount is $100.00. This requirement may be waived under certain circumstances. There are no investment minimums for 401k accounts.

                                THE DISTRIBUTOR

   Shares of the Fund are offered on a continuous basis through Lee Financial Securities, Inc. 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822 (the "Distributor"), a wholly-owned subsidiary of the Investment Manager. Pursuant to a Distribution Agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers and brokers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem Fund shares and how Fund shares are priced is contained in the Prospectus.

   Mr. Lee, Director, President and Chief Executive Officer of the
Distributor, Ms. Meyer, Director, Vice President and Assistant Treasurer of the Distributor, Ms. Lee, Director, Vice President and Secretary of the Distributor, Ms. Simpson, Vice President, Chief Compliance Officer, Chief Financial Officer and Treasurer of the Distributor and Mr. D'Avanzo,
Vice President of the Distributor, are affiliated with both the Corporation and the Distributor. Under the Distribution Agreement between the Corporation and the Distributor, the Distributor pays the expenses of distribution of Fund shares, including preparation and distribution of literature relating to the Fund and their investment performance and advertising and public relations material. The Corporation bears the expenses of registration of its shares with the SEC and of sending prospectuses to existing shareholders. The Distributor pays the cost of qualifying and maintaining qualification of the shares for sale under the securities laws of the various states and permits its Officers and employees to serve without compensation as Directors and Officers of the Corporation if duly elected to such positions.

  The Distribution Agreement continues in effect from year to year if specifically approved at least annually by the shareholders or Directors of the Corporation and by the Corporation's disinterested Directors in compliance with the 1940 Act. The Agreement may be terminated without penalty upon thirty days written notice by either party and will automatically terminate if it is assigned.

   Investor Class shares are subject to a Distribution Plan. The amounts payable to the Distributor under the Distribution Plan may not fully reimburse the Distributor for its actual distribution related expenses. Distribution Plan payments are subject to limits under the rules of the FINRA.

   Under the Distribution Plan, the Fund will pay the Distributor for expenditures which are primarily intended to result in the sale of the Fund's shares such as advertising, marketing and distributing the Fund's shares and servicing the Fund's investors, including payments for reimbursement of and/or compensation to brokers, dealers, certain financial institutions, (which may include banks) and other intermediaries for administrative and accounting services for investors who are also their clients. Such third party institutions will receive fees based on the average daily value of the Fund's shares owned by investors for whom the institution performs administrative and accounting services.

   The current Distribution Plan was initially approved on January 19, 2011 and provides that it will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Directors and also by a vote of the disinterested Directors, cast in person at least annually at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by a vote of a majority of the outstanding voting shares of the Fund, and all material amendments of a Distribution Plan must be approved by the Directors and also by the disinterested Directors. The Plan may be terminated at any time by a vote of a majority of the disinterested Directors or by a vote of a majority of the outstanding voting shares of the Fund. While the Distribution Plan is in effect, selection of the nominees for disinterested Directors is committed to the discretion of the disinterested Directors.

   The Distribution Plan provides that the Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% of the average daily net assets of the Fund. Under the Distribution Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to 0.25% of the average daily net assets of the Fund. The Distribution Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Plan. Payments under the Distribution Plan are tied exclusively to marketing and distribution expenses actually incurred by the Distributor, and the payments may not exceed distribution expenses actually incurred.

   The Plan provides that the Distributor must submit quarterly reports to the Directors setting forth all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Directors.

                                TRANSFER AGENT

   Lee Financial Recordkeeping, Inc., 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822, a wholly-owned subsidiary of the Investment Manager, serves as transfer agent, dividend disbursing agent and redemption agent pursuant to a Transfer and Dividend Disbursing Agent Agreement initially approved by the Directors on January 19, 2011. The Transfer and Dividend Disbursing Agent Agreement is subject to annual renewal by the Directors, including the Directors who are not interested persons of the Corporation or of the Transfer Agent. Pursuant to the Transfer and Dividend Disbursing Agent Agreement, the Transfer Agent will receive a fee calculated at an annual rate of 0.06 of one percent (0.06%) of the Fund's average daily net assets and will be reimbursed out-of-pocket expenses incurred on the Fund's behalf.

   The Transfer Agent acts as paying agent for all Fund expenses and provides all the necessary facilities, equipment and personnel to perform the usual or ordinary services of the Transfer and Dividend Disbursing Agent, including: receiving and processing orders and payments for purchases of shares, opening stockholder accounts, preparing annual stockholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing stockholder reports and prospectuses, withholding certain taxes on nonresident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation forms to stockholders for all purchases and redemptions of the Fund's shares and all other confirmable transactions in stockholders' accounts, recording reinvestment of dividends and distributions of the Fund's shares and causing redemption of shares for and disbursements of proceeds to stockholders.

   The Shareholder Services Agreement does not duplicate services provided under the Transfer Agent Agreement. Clerical services provided by the Transfer Agent on behalf of the Fund under the Shareholder Services Agreement include personnel as needed, equipment and supplies to respond to and process the shareholder inquiries. Bookkeeping services provided by the Transfer Agent on behalf of the Fund pursuant to the Shareholder Services Agreement, are generally limited to records of transactions and expenditures originating with the Transfer Agent in connection with providing supplemental shareholder services and maintaining shareholder relations and communications. As compensation for its clerical, bookkeeping and shareholder services, the Transfer Agent receives a fee computed daily and payable monthly, at an annualized rate of up to 0.10% of the average daily net assets of the Fund.


EXHIBIT A


                       FIRST PACIFIC MUTUAL FUND, INC.

                           PROXY VOTING PROCEDURES


I.	INTRODUCTION

	The following represents the Proxy Voting Procedures ("Procedures") of First Pacific Mutual Fund and each series thereof ("Fund"). The purpose of these Procedures is to set forth the process by which the Fund will vote proxies related to the assets in its investment portfolio. Under normal circumstances the Fund does not hold any voting securities in its investment portfolio. The Fund may hold money market mutual fund shares under limited circumstances. These Procedures have been approved by the Board of the Fund and may be amended only by the Board.

II.	DELEGATION OF VOTING RESPONSIBILITY

	The Board hereby delegates its voting responsibilities and duties with respect to proxy votes for portfolio securities to Lee Financial Group Inc. ("Adviser"), provided that voting determinations are made in accordance with proxy voting procedures and guidelines that have been approved by the Board.

III.	APPROVAL AND REVIEW OF PROCEDURES

	The Adviser has adopted proxy voting procedures and guidelines in connection with the voting of portfolio securities for its clients, as attached hereto as an exhibit. The Board hereby approves such procedures and guidelines.


                            LEE FINANCIAL GROUP INC.

                              PROXY VOTING POLICIES


I.	INTRODUCTION

	Lee Financial Group Inc. ("Adviser") is the investment adviser to First Pacific Mutual Fund, Inc. ("Fund") and certain individuals ("Accounts" and collectively with the Fund "Clients"). The Adviser has the authority to vote proxies for the Fund. The Adviser does not have authority to vote proxies for the Accounts. Therefore, under normal circumstances the Adviser does not vote proxies for clients.

	Proxies must be voted in the best interest of the Fund. The Guidelines set forth below summarize the Adviser's position on various issues of concern to investors, and give a general indication of how Fund portfolio securities, specifically money market mutual funds, will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

	In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser will act prudently, solely in the interest of the beneficial owners of the Fund.

II.	CONFLICTS OF INTERESTS

	The Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. If the Adviser determines that a particular proxy vote involves a material conflict of interest, it may resolve the conflict of interest in several ways, including, without imitation, voting pursuant to the direction of the Fund's Board or a committee of the Board or abstaining. Conflicts may arise as to votes involving an investment company's investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the Adviser will follow the Guidelines described herein, including the process for handling conflicts.

III.	PROXY ADMINISTRATION

	The portfolio manager and the compliance officer are primarily responsible for monitoring corporate actions, making voting decisions and ensuring that proxies are submitted timely, consistent with this policy.

	A report summarizing each corporate issue and corresponding proxy vote will be available to clients upon request.

IV.	GUIDELINES

	Mutual Fund Proxies
	-------------------

	Election of Directors
	Vote the election of directors on a CASE-BY-CASE basis.

	Converting Closed -end Fund to Open End Fund
	Vote conversion proposals on a CASE-BY-CASE basis.

	Proxy Contests
	Vote proxy contests on a CASE-BY-CASE basis.

	Investment Advisory Agreements
	Vote investment advisory agreements on a CASE-BY-CASE basis.

	Approving New Classes or Series of Shares
	Generally, vote FOR the establishment of new classes or series of shares.

	Preferred Stock Proposals
	Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

	1940 Act Policies
	Vote these proposals on a CASE-BY-CASE basis.

	Changing a Fundamental Restriction to a Nonfundable Restriction Vote these proposals on a CASE-BY-CASE basis.

	Change Fundamental Investment Objective to Nonfundamental
	Generally, vote AGAINST proposals to change a funds fundamental investment objective to nonfundamental.

	Name Rule Proposals
	Vote these proposals on a CASE-BY-CASE basis.

	Disposition of Assets/Termination/Liquidation
	Vote these proposals on a CASE-BY-CASE basis.

	Changes to the Charter Document
	Vote changes to the charter document on a CASE-BY-CASE basis.

	Changing the Domicile of a Fund
	Vote reincorporations on a CASE-BY-CASE basis.

	Change in Fund's Subclassification
	Vote these proposals on a CASE-BY-CASE basis.

	Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval
	Generally, vote FOR proposals.

	Distribution Agreements
	Vote these proposals on a CASE-BY-CASE basis.

	Master-Feeder Structure
	Generally, vote FOR the establishment of a master-feeder structure.

	Changes to the Charter Document
	Vote changes to the charter document on a CASE-BY-CASE basis.

	Mergers
	Vote merger proposals on a CASE-BY-CASE basis.

	Establish Director Ownership Requirement
	Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

	Reimburse Shareholder for Expenses Incurred
	Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

	Terminate the Investment Advisor
	Vote to terminate the investment advisor on a CASE-BY-CASE basis.




EXHIBIT B
                            FIRST PACIFIC MUTUAL FUND
                                 (the "Fund")

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

A.  Background

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has filed a registration statement on Form N-1A with the Securities and Exchange Commission (the "SEC"). Form N-1A requires the Fund to disclose in its prospectuses and statements of additional information certain information about its policies and procedures with respect to the disclosure of its portfolio securities and any ongoing arrangements to make available information about its portfolio securities. The following policies and procedures describe the circumstances under which the Fund or its investment adviser, Lee Financial Group ("LFG"), may disclose the Fund's portfolio securities. Notwithstanding such policies and procedures, any disclosures of the Fund's portfolio securities must be consistent with the antifraud provisions of the federal securities laws and the Fund's or LFG's fiduciary duties.

B.  Policies and Procedures

1. Disclosure of Portfolio Holdings. The Fund and LFG shall only disclose information concerning securities held in the Fund's portfolios under the following circumstances:

	(i)	Within 15 days following the end of each calendar month, LFG shall
		post the securities held by each of the Fund's portfolios on any website maintained for the Fund or otherwise in a manner available to all shareholders, or shall disclose holdings only in publicly available SEC filings; or

	(ii)	The Fund or LFG may disclose the Fund's portfolio securities
		holdings to selected third parties when the Fund has a legitimate business purpose for doing so; or

		(a)	Examples of instances in which selective disclosure of the
			Fund's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with LFG; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization.

	(iii)	As required by the federal securities laws, including the 1940 Act,
		the Fund shall disclose its portfolio holdings in its applicable
		regulatory filings, including shareholder reports, reports on Form
		N-CSR or such other filings, reports or disclosure documents as the
		applicable regulatory authorities may require.

2. Confidentiality and Duty not to Trade. In the event that the Fund or LFG discloses the Fund's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

3. Prohibition against Compensation. Neither the Fund, LFG nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund's portfolio securities.

4. Persons Authorized to Disclose Information. With respect to the monthly disclosure of portfolio holdings on any Fund website, LFG's president or the Fund's Chief Compliance Officer is authorized to prepare and post to any Fund website its portfolio holdings. With respect to any other disclosure of the Fund's portfolio holdings, the Fund's President and Treasurer and LFG's president shall be authorized to disclose such information.

5. Shareholders' Best Interests and Conflicts of Interest. In order to ensure that the disclosure of the Fund's portfolio securities is in the best interests of the Fund's shareholders and to avoid any potential or actual conflicts of interest with LFG, the Fund's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Fund's portfolio securities for legitimate business purposes shall be approved by the Fund's Board of Directors in advance of such disclosure. This requirement shall not apply to the disclosure of the Fund's portfolio securities to the Fund's existing service providers of auditing, custody, proxy voting and other services to the Fund in connection with the provision of their services to the Fund.

6. Board Oversight. The Board shall receive quarterly reports from LFG stating whether disclosures were made concerning the Fund's portfolio holdings, pursuant to these policies and procedures, during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.



EXHIBIT C
                           FIRST PACIFIC MUTUAL FUND
                                 (the "Fund")
                 Form of Policies and Procedures With Respect to
                         Frequent Purchases and Redemptions

Section 1.  Policy

	The Board of Directors (the "Board") of the Fund has determined that market timing or frequent, short-term trading is not in the best interest of the Fund or its shareholders. In order to deter such trading activity, the Board has determined to limit shareholders in each Fund to six exchanges among the Funds or equivalent purchase and redemption transactions, within a one-year period, other than transactions associated with automatic purchases or redemptions or transactions in omnibus accounts as described below. In order to implement this policy, the Funds are directed to monitor trading activity in the Funds and follow the procedures set forth in Section II. The Board recognizes that the procedures set forth in Section II may differ from the procedures used by various financial intermediaries for similar purposes and it is also recognized that there is no guarantee that the Fund's administrator ("Administrator") will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity.

Section II.  Procedures

	On a bi-weekly basis (once every two weeks), the Administrator shall determine which accounts have placed large exchanges among the Funds using a specified threshold. Initially, the threshold shall be $25,000; however, the threshold may be increased or decreased based upon the initial threshold serving as an adequate basis for detection of excessive short-term trading.
The account history for every exchange transaction over such threshold shall be reviewed.

	If the Administrator determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Funds, the account shall be flagged as a Potential Market Timer ("PMT") and shall undergo further review. The Administrator may use an independent market timing system to assist in the daily review of Fund accounts.

	If after further review, it is determined that a PMT account has exceeded the current trading policy limits or has otherwise engaged in market timing, the Administrator shall take one of the following actions with respect to accounts identified as belonging to the PMT:

Reject additional purchase or exchange orders;
Extend settlement of redemption transactions up to seven days;
Reject all trades in the current PMT account; or Terminate the selling group agreement with the PMT.

	It is understood that it may not be possible to monitor all accounts belonging to the PMT, but reasonable efforts will be made to do so.

	The administrator shall notify the Fund's transfer agent as well as the PMT or, its related financial intermediary, that such action has been taken using procedures adopted by the Administrator that are reasonably designed to document the suspected market timing activity as well as keep the Funds and the Board informed regarding implementation of the frequent trading policy.

	For those accounts held in omnibus account arrangements with financial intermediaries, including: broker-dealers; banks, investment advisers; record-keepers; retirement plans; trusts; and fee-based program accounts, where such omnibus accounts generally do not identify customers' trading activity on an individual basis, the Fund shall seek assurances from the intermediary that it has procedures adequate to monitor and address frequent, short-term trading.



PART C:		OTHER INFORMATION
                  -----------------

Item 23.	EXHIBITS.
	The following are the exhibits filed as a part of this registration statement:

(a)   Articles of Incorporation.
      Filed with Post-Effective Amendment #11 to Form N-1A registration.*
      (1) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #18 to Form N-1A registration.*
      (2) Articles of Amendment to Articles of Incorporation filed with
          Post-Effective Amendment #18 to Form N-1A registration.*
      (3) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #27 to Form N-1A registration.*
      (4) Articles of Amendment to Articles of Incorporation filed with
          Post-Effective Amendment #27 to Form N-1A registration.*
      (5) Articles Supplementary to Articles of Incorporation filed with
          Post-Effective Amendment #28 to Form N-1A registration.*
      (6) Articles Supplementary to Articles of Incorporation is filed herewith.

(b)   By-Laws.
      Filed with Post-Effective Amendment #11 to Form N-1A registration.*
      (1) Amendment #1 to By-Laws filed with Registration Statement on Form N-14 as filed with the Commission on August 20, 2007.*

(c)   Instruments Defining Rights of Security Holders.
      Not applicable.

(d)   Investment Management Contracts.
      (1) Investment Management Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. dated March 16, 1994 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #16 to Form N-1A registration.*
          (a) Amendment to Investment Management Agreement dated July 24, 2001, filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (b) Amendment to Investment Management Agreement dated October 17, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (c) Amendment to Investment Management Agreement dated July 24, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
          (d) Amendment to Investment Management Agreement dated April 21, 2004 filed with Post-Effective Amendment #22 to Form N-1A registration.*
          (e) Amendment to Investment Management Agreement dated January 23, 2008, filed with Post-Effective Amendment #27 to Form N-1A registration.*
      (2) Form of Investment Management Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

(e)   Underwriting Contracts.
      Form of Amended and Restated Distribution Agreement is filed herewith.

(f)   Bonus or Profit Sharing Contracts.
      Not applicable because there are no pension, bonus or other agreements for the benefit of Directors and Officers.

(g)   Custodian Agreements.
      (1) Custody Agreement by and between First Pacific Mutual Fund, Inc.
          and Union Bank dated June 24, 1994 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #14 to Form N-1A registration.*
         (a) Amendment to Custodian Agreement dated December 31, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.
         (b) Amendment to Custodian Agreement dated December 31, 2001 filed
             with Post-	Effective Amendment #17 to Form N-1A registration.*
         (c) Amendment to Custodian Agreement dated June 28, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
         (d) Amendment to Custodian Agreement dated January 9, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
         (e) Amendment to Custodian Agreement dated April 16, 2009 filed with
             Post-Effective Amendment #29 to Form N-1A registration.*
         (f) Amendment to Custodian Agreement dated May 18, 2010 filed with
             Post-Effective Amendment #31 to Form N-1A registration.*
      (2) Form of Global Custody Agreement by and between First Pacific
          Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

(h)   Other Material Contracts.
      (1) Administrative Agreements.
          (A) Administrative Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. dated October 14, 1999 on behalf of the Hawaii Municipal Fund series as filed with Post-Effective Amendment #15 to Form N-1A registration.*
              (1) Amendment to Administration Agreement dated July 24, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
              (2) Amendment to Administration Agreement dated October 17, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
              (3) Amendment to Administration Agreement dated July 24, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
              (4) Amendment to Administration Agreement dated April 21, 2004 filed with Post-Effective Amendment #22 to Form N-1A registration.*
              (5) Amendment to Administration Agreement dated January 23, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (B) Form of Administrative Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Group Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

      (2) Selling Dealer Agreement.
          (A) Selling Dealer Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Securities, Inc. on behalf of the Hawaii Municipal Fund series as filed with Pre-Effective Amendment #1 to Form N-1A registration.*
               (1) Amended Selling Dealer Agreement dated July 23, 2003 filed with Post-Effective Amendment #21 to Form N-1A registration.*
               (2) Amended Selling Dealer Agreement dated April 30, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
               (3) Amended Selling Dealer Agreement dated January 23, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
           (B) Form of Selling Dealer Agreement by and between First Pacific Mutual Fund, Inc. and Lee Financial Securities, Inc. on behalf of the First Pacific Low Volatility Fund series is filed herewith.

      (3) Transfer Agent Agreement.
          Form of Amended and Restated Transfer Agent Agreement is filed herewith.

      (4) Fund Accounting Agreement.
          Filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (a) Amendment to Fund Accounting Agreement dated August 5, 2002 filed with Post-Effective Amendment #18 to Form N-1A registration.*
          (b) Amendment to Fund Accounting Agreement dated December 21, 2007 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (c) Amendment to Fund Accounting Agreement dated January 1, 2008 filed with Post-Effective Amendment #27 to Form N-1A registration.*
          (d) Form of Amended and Restated Schedule A to the Fund Accounting Agreement is filed herewith.
          (e) Form of Amended and Restated Schedule B to the Fund Accounting Agreement is filed herewith.

      (5) Shareholder Services Agreement.
          Form of Amended and Restated Shareholder Services Agreement is filed herewith.

      (6) Fidelity Bond Joint Insurance Agreement.
          Amendment to Joint Insurance Agreement dated January 28, 2009 filed with Post-Effective Amendment #28 to Form N-1A registration.*

(i)   Legal Opinion.
      The legal opinion of Drinker Biddle & Reath LLP is filed herewith.

(j)   Other Opinions.
      None.

(k)   Omitted Financial Statements.
      None.

(l)   Initial Capital Agreements.
      (1) Purchase Agreement dated October 12, 1988 on behalf of the
          Hawaii Municipal Fund series filed with Pre-Effective Amendment #1 to Form N-1A registration.*
      (2) Form of Purchase Agreement on behalf of the First Pacific Low Volatility Fund series is filed herewith.

(m)   Rule 12b-1 Plan.
      Form of Amended and Restated Distribution Plan is filed herewith.

(n)   Rule 18f-3 Plan.
      Form of Amended and Restated Rule 18f-3 Plan is filed herewith.

(p)   Code of Ethics.
      (1) Fund Code of Ethics.
          Filed with Post-Effective Amendment #16 to Form N-1A registration.
          (a) Amendment to Code of Ethics dated January 14, 2003 filed with Post-Effective Amendment #20 to Form N-1A registration.*
          (b) Amendment to Code of Ethics dated May 28, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (c) Amendment to Code of Ethics dated October 20, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (d) Amendment to Code of Ethics dated December 23, 2004 filed with
              Post-Effective Amendment #23 to Form N-1A registration.*
          (e) Amendment to Code of Ethics dated January 2, 2006 filed with
              Post-Effective Amendment #24 to Form N-1A registration.*
          (f) Amendment to Code of Ethics dated December 30, 2006 filed with
              Post-Effective Amendment #25 to Form N-1A registration.*
          (g) Amendment to Code of Ethics dated December 30, 2007 filed with
              Post-Effective Amendment #27 to Form N-1A registration.*
          (h) Amendment to Code of Ethics dated September 1, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (i) Amendment to Code of Ethics dated December 31, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (j) Amendment to Code of Ethics dated June 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (k) Amendment to Code of Ethics dated September 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (l) Amendment to Code of Ethics dated March 1, 2010 filed with
              Post-Effective Amendment #31 to Form N-1A registration.*
          (m) Amendment to Code of Ethics dated September 30, 2010 filed with Post-Effective Amendment #31 to Form N-1A registration.*

      (2) Adviser and Distributor Code of Ethics.
          Filed with Post-Effective Amendment #16 to Form N-1A registration.
          (a) Amendment to Code of Ethics dated September 30, 2001 filed with Post-Effective Amendment #17 to Form N-1A registration.*
          (b) Amendment to Code of Ethics dated September 20, 2002 filed with
              Post-Effective Amendment #20 to Form N-1A registration.*
          (c) Amendment to Code of Ethics dated January 14, 2003 filed with
              Post-Effective Amendment #20 to Form N-1A registration.*
          (d) Amendment to Code of Ethics dated April 21, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (e) Amendment to Code of Ethics dated May 28, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (f) Amendment to Code of Ethics dated October 20, 2004 filed with
              Post-Effective Amendment #22 to Form N-1A registration.*
          (g) Amendment to Code of Ethics dated December 23, 2004 filed with
              Post-Effective Amendment #23 to Form N-1A registration.*
          (h) Code of Ethics dated February 1, 2005 filed with Post-Effective Amendment #23 to Form N-1A registration.*
          (i) Amendment to Code of Ethics dated January 2, 2006 filed with
              Post-Effective Amendment #24 to Form N-1A registration.*
          (j) Amendment to Code of Ethics dated December 30, 2006 filed with
              Post-Effective Amendment #25 to From N-1A registration.*
          (k) Amendment to Code of Ethics dated January 23, 2008 filed with
              Post-Effective Amendment #27 to Form N-1A registration.*
          (l) Amendment to Code of Ethics dated September 1, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (m) Amendment to Code of Ethics dated December 31, 2008 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (n) Amendment to Code of Ethics dated January 28, 2009 filed with
              Post-Effective Amendment #28 to Form N-1A registration.*
          (o) Amendment to Code of Ethics dated June 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (p) Amendment to Code of Ethics dated September 1, 2009 filed with
              Post-Effective Amendment #29 to Form N-1A registration.*
          (q) Amendment to Code of Ethics dated March 1, 2010 filed with
              Post-Effective Amendment #31 to Form N-1A registration.*
          (r) Amendment to Code of Ethics dated September 30, 2010 filed with Post-Effective Amendment #31 to Form N-1A registration.*

*Previously filed and incorporated by reference herein.


Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

	None


Item 25.	INDEMNIFICATION.

	Under the terms of the Maryland General Corporation Law and the company's Articles of Incorporation, the company shall indemnify any person who was or is a director, officer or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made:

	(i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or,
	(ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

	No indemnification will be provided by the company to any Director or Officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

	As permitted by Article ELEVENTH of the company's Articles of Incorporation and subject to the restrictions under D2-418(F)(1) of the Maryland General Corporation Law, reasonable expenses incurred by a director who is a party to a proceeding may be paid by the company in advance of the final disposition of the action, after a determination that the facts then known would not preclude indemnification, upon receipt by the company of a written affirmation by the Director of the Director's good faith belief that the standard of conduct necessary for indemnification by the company has been met and a written undertaking by or on behalf of the Director to repay the amount if it is ultimately determined that the standard of conduct has not been met.

	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	Provisions for indemnification of the Company's investment manager are contained in Section 10 of the Investment Management Agreements between the Company and Lee Financial Group Inc.

	Provisions for indemnification of the Company's distributor are contained in Section 14 of the Amended and Restated Distribution Agreement between the Company and Lee Financial Securities, Inc.

	Provisions for indemnification of the Company's transfer agent and dividend disbursing agent are contained in Section 24 of the Amended and Restated Transfer Agent and Dividend Disbursing Agent Agreement between the Company and Lee Financial Recordkeeping, Inc.


Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

	The principal business of Lee Financial Group Inc. is to provide investment counsel and advice to individuals and institutional investors. Listed below are the directors and officers of Lee Financial Group Inc. and any business, profession, vocation or employment that they have engaged in during the last two years.

                                               Business, Profession, Vocation or
                                               Employment Engaged In Within the
Name			  Positions with Adviser     Last Two Fiscal Years*
--------------------------------------------------------------------------------

Terrence K.H. Lee Director, President and CEO Director, President and CEO of
                                              Lee Financial Securities, Inc.,
                                              Lee Financial Recordkeeping, Inc.,
                                              and Director, Chairman, President
                                              and CEO of First Pacific Mutual
                                              Fund, Inc.

Charlotte A. Meyer Director, Assistant        Director, Assistant Treasurer and
                   Treasurer and              Vice President of Lee Financial
                   Vice President             Securities, Inc., Lee Financial
                                              Recordkeeping, Inc., and Assistant
                                              Treasurer of First Pacific Mutual
                                              Fund, Inc.

Lugene Endo Lee    Director, Secretary        Director, Secretary and Vice
                   and Vice President         President of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and Secretary
                                              of First Pacific Mutual Fund, Inc.

Louis F. D'Avanzo  Vice President             Vice President of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and Portfolio
                                              Manager of the Hawaii Municipal
                                              Fund, a series of First Pacific
                                              Mutual Fund, Inc.

Nora B. Simpson    Vice President,            Vice President, CCO, CFO and
                   CCO, CFO and Treasurer     Treasurer of Lee Financial
                                              Securities, Inc., Lee Financial
                                              Recordkeeping, Inc. and Treasurer,
                                              Chief Compliance Officer, and
                                              Assistant Secretary of
                                              First Pacific Mutual Fund, Inc.

* The principal business address of First Pacific Mutual Fund, Inc., Lee Financial Securities, Inc., and Lee Financial Recordkeeping, Inc. is 2756 Woodlawn Drive, #6-201, Honolulu, Hawaii 96822.


Item 27.	PRINCIPAL UNDERWRITERS.

	(a) Lee Financial Securities, Inc., the only principal underwriter of the Registrant, does not act as principal underwriter, depositor or investment advisor to any other investment company.

	(b) Herewith is the information required by the following table with respect to each Director, Officer or partner of the only underwriter named in answer to Item 20:

                               Position and          Position and
Name and Principal             Offices with          Offices with
Business Address               Underwriter           Fund
--------------------------------------------------------------------------------
Terrence K.H. Lee              Director, President   Director, Chairman,
2756 Woodlawn Drive, #6-201    and CEO               President and CEO
Honolulu, HI   96822

Lugene Endo Lee                Director, Secretary,  Secretary
2756 Woodlawn Drive, #6-201    Vice President
Honolulu, HI  96822

Charlotte A. Meyer             Director, Assistant   Assistant Treasurer
2756 Woodlawn Drive, #6-201    Treasurer, Vice President
Honolulu, HI  96822

Louis F. D'Avanzo              Vice President        Portfolio Manager of the
2756 Woodlawn Drive, #6-201                          Hawaii Municipal Fund, a
Honolulu, HI  96822                                  series of First Pacific
                                                     Mutual Fund, Inc.

Nora B. Simpson                Vice President        Treasurer
503 Blackbird Drive            CCO, CFO and          Assistant Secretary
Hockessin, DE  19707           Treasurer             Chief Compliance Officer

	(c)  Not applicable.


Item 28.	LOCATION OF ACCOUNTS AND RECORDS.

	Each account, book or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section, is in the physical possession of:

		Lee Financial Group Inc.
		2756 Woodlawn Drive, #6-201
		Honolulu, HI   96822;

		Lee Financial Recordkeeping, Inc.
		2756 Woodlawn Drive, #6-201
		Honolulu, HI  96822


Item 29.	MANAGEMENT SERVICES.

	All management services are covered in the management agreement between the Registrant and Lee Financial Group Inc., as discussed in Parts A and B.


Item 30.	UNDERTAKINGS.

	Not applicable.





                                  SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund has duly caused this Post-Effective Amendment No. 34 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 2nd day of March, 2011.

                  FIRST PACIFIC MUTUAL FUND, INC.



                  By: /s/ Terrence K.H. Lee
                      ---------------------
                      Terrence K.H. Lee, President and CEO


	Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Terrence K.H. Lee______   Chairman, Director,  March 2, 2011
Terrence K.H. Lee             President and CEO


_/s/ Clayton W.H. Chow_____   Director		   March 2, 2011
Clayton W.H. Chow


_/s/ Lynden M. Keala_______   Director             March 2, 2011
Lynden M. Keala


_/s/ Stuart S. Marlowe_____   Director             March 2, 2011
Stuart S. Marlowe


_/s/ Nora B. Simpson_______   Treasurer            March 2, 2011
Nora B. Simpson               (Chief Financial Officer)


_/s/ Karen T. Nakamura_____   Director             March 2, 2011
Karen T. Nakamura


_/s/ Kim F. Scoggins_______   Director             March 2, 2011
Kim F. Scoggins




EXHIBIT INDEX


Item 23.

(a)(6)         Articles Supplementary to Articles of Incorporation.
(d)(2) Form of Investment Management Agreement on behalf of the First Pacific Low Volatility Fund.
(e)            Form of Amended and Restated Distribution Agreement.
(g)(2) Form of Global Custody Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(1)(B) Form of Administrative Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(2)(B) Form of Selling Dealer Agreement on behalf of the First Pacific Low Volatility Fund.
(h)(3)         Form of Amended and Restated Transfer Agent Agreement.
(h)(4)(d) Form of Amended and Restated Schedule A to the Fund Accounting Agreement.
(h)(4)(e) Form of Amended and Restated Schedule B to the Fund Accounting Agreement.
(h)(5)         Form of Amended and Restated Shareholder Services Agreement.
(i)            Opinion and Consent of Counsel.
(l)(2) Form of Purchase Agreement on behalf of the First Pacific Low Volatility Fund.
(m)            Form of Amended and Restated Distribution Plan.
(n)            Form of Amended and Restated 18f-3 Plan.